LIQUIDITY/GOING CONCERN	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
LIQUIDITY/GOING CONCERN [Abstract]
Liquidity/Going Concern
Liquidity/Going Concern

We have incurred accumulated losses for the period from inception to December 31, 2013 of $21,298,662.  Further losses are anticipated in developing our business.  These factors raise substantial doubt about the Company's ability to continue as a going concern. As a result, our auditors have expressed substantial doubt about our ability to continue as a going concern.  As of December 31, 2013, we had $3,344,071 of unrestricted cash on hand excluding $2,500,506 of restricted cash in an escrow account earmarked for a future payment associated with the acquisition of seismic data.   The Company estimates that it will need to raise a minimum of $15 million to fund operations through December 31, 2014, and likely significantly more capital to meet its obligations during the subsequent 12 months. The Company plans to finance the Company through best-efforts equity and/or debt financings. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 2 - LIQUIDITY/GOING CONCERN

The Company has incurred accumulated losses and negative cash flows from operations for the period from inception to September 30, 2013 of $19,149,805.  Further losses are anticipated in developing its business.  As a result, the Company's auditors have expressed substantial doubt about its ability to continue as a going concern.  As of September 30, 2013, the Company had $310,199 of unrestricted cash on hand.  The Company estimates that it will need to raise a minimum of $19.4 million to meet its obligations and planned expenditures during calendar year 2014. The Company plans to finance the Company through equity and/or debt financings. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.